Concentration of major customers and suppliers (Details) - item	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Total sales | Customer concentration risk | Major Customers
Major Customers And Suppliers [Line Items]
Number of customers	1	1
Total sales | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	39.00%	79.00%
Accounts receivable | Customer concentration risk | Major Customers
Major Customers And Suppliers [Line Items]
Number of customers	1
Accounts receivable | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	86.00%		75.00%
Accounts receivable | Customer concentration risk | Major customer two
Major Customers And Suppliers [Line Items]
Number of customers			2
Concentration risk, percentage			18.00%
Advances to suppliers | Supplier concentration risk | Major Suppliers
Major Customers And Suppliers [Line Items]
Number of customers	4		4
Advances to suppliers | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	40.00%		32.00%
Advances to suppliers | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	31.00%		28.00%
Advances to suppliers | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	18.00%		24.00%
Advances to suppliers | Supplier concentration risk | Major supplier four
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	11.00%		16.00%
Total purchases | Supplier concentration risk | Major Suppliers
Major Customers And Suppliers [Line Items]
Number of customers	3	3
Total purchases | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	33.00%	53.00%
Total purchases | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	15.00%	26.00%
Total purchases | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	12.00%	15.00%